Finance Receivables -- Unused lines of credit (Details) - USD ($) $ in Millions	Mar. 31, 2016	Dec. 31, 2015
Financing Receivable, Recorded Investment, Past Due
Unused commitments to extend credit	$ 21	$ 397
Personal loans
Financing Receivable, Recorded Investment, Past Due
Unused commitments to extend credit	1	2
SpringCastle Portfolio
Financing Receivable, Recorded Investment, Past Due
Unused commitments to extend credit	0	365
Real estate loans
Financing Receivable, Recorded Investment, Past Due
Unused commitments to extend credit	$ 20	$ 30